T. ROWE PRICE New Asia Fund
January 31, 2021 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
CAYMAN ISLANDS
0.3%
Common Stocks 0.3%
ANT International, Class C, Acquisition Date: 6/7/18, Cost
$10,313 (USD) (1)(2)(3) 1,838,333 14,835
Total Cayman Islands (Cost
$10,313
)
14,835
CHINA
40.9%
Common Stocks 33.0%
Alibaba Group Holding (HKD) (2) 4,028,244 127,834
Alibaba Group Holding, ADR (USD) (2) 635,337 161,268
Beijing Enterprises Urban Resources Group (HKD) (2)(4) 42,116,000 11,205
China Mengniu Dairy (HKD) 14,530,000 86,409
China Resources Beer Holdings (HKD) 3,654,000 32,217
China Resources Gas Group (HKD) 12,506,000 62,294
China Resources Land (HKD) 9,616,000 38,052
China Resources Mixc Lifestyle Services (HKD) (2) 1,796,846 9,456
GDS Holdings, Class A (HKD) (2) 1,076,269 13,826
Greentown Service Group (HKD) 36,372,000 40,905
Guangdong Investment (HKD) 25,552,000 44,753
Huazhu Group (HKD) (2) 195,150 9,335
Huazhu Group, ADR (USD) 482,800 23,416
Innovent Biologics (HKD) (2)(4) 1,879,000 21,359
JOYY, ADR (USD) (4) 312,700 28,781
Kuaishou Technology (HKD) (2) 153,100 2,271
Meituan , Class B (HKD) (2) 204,700 9,439
MINISO Group Holding, ADR (USD) (2)(4) 776,821 24,470
New Oriental Education & Technology Group, ADR (USD) (2) 209,028 35,012
Pinduoduo , ADR (USD) (2) 189,685 31,433
Ping An Insurance Group, H Shares (HKD) (4) 1,564,500 18,426
Shandong Weigao Group Medical Polymer, H Shares (HKD) 21,928,000 40,952
Silergy (TWD) 205,000 19,116
Sino Biopharmaceutical (HKD) (4) 54,620,500 50,708
TAL Education Group, ADR (USD) (2) 511,200 39,301
Tencent Holdings (HKD) 4,078,460 363,404
Tencent Music Entertainment Group, ADR (USD) (2) 1,410,657 37,523
Weibo, ADR (USD) (2)(4) 841,821 38,370
Wuxi Biologics Cayman (HKD) (2) 1,243,500 17,411
Yum China Holdings (USD) 954,000 54,101
1,493,047
Common Stocks - China A Shares 7.9%
Bafang Electric Suzhou, A Shares (CNH) 552,979 17,700
Deppon Logistics, A Shares (CNH) 14,208,034 32,485

T. ROWE PRICE New Asia Fund

Shares $ Value
(Cost and value in $000s)
Fuyao Glass Industry Group, A Shares (CNH) 4,989,522 45,381
Fuyao Glass Industry Group, A Shares (5) 1,860,907 16,939
Gree Electric Appliances of Zhuhai, A Shares (CNH) 7,505,775 65,076
NARI Technology, A Shares (CNH) 15,993,191 72,538
NARI Technology, A Shares (5) 6,806,152 30,894
Shenzhen Inovance Technology, A Shares (CNH) 1,615,064 23,706
Shenzhen Inovance Technology, A Shares (5) 904,000 13,279
Yifeng Pharmacy Chain, A Shares (CNH) 1,201,075 18,817
Yixintang Pharmaceutical Group, A Shares (CNH) 3,038,066 18,045
354,860
Total China (Cost
$1,036,565
)
1,847,907
HONG KONG
9.0%
Common Stocks 9.0%
AIA Group 13,114,400 158,117
Budweiser Brewing APAC 7,433,400 24,853
Dairy Farm International Holdings (USD) 4,683,100 20,155
Galaxy Entertainment Group 6,152,000 46,415
Health & Happiness H&H International Holdings 3,322,500 16,188
HKT Trust & HKT 28,821,000 37,934
Hong Kong Exchanges & Clearing 883,700 56,497
Sun Hung Kai Properties 3,463,000 47,305
Total Hong Kong (Cost
$274,230
)
407,464
INDIA
12.6%
Common Stocks 12.6%
Bharat Forge 3,588,845 28,793
Colgate-Palmolive India 694,359 15,230
Godrej Consumer Products 1,904,322 19,532
Havells India 2,342,159 33,469
HDFC Bank (2) 5,366,594 102,451
Housing Development Finance 1,172,312 38,123
Infosys 890,322 15,220
Infosys, ADR (USD) 6,041,000 101,972
Kotak Mahindra Bank (2) 4,519,684 105,726
Maruti Suzuki India 313,511 30,968
Shriram Transport Finance 2,618,380 46,210
Voltas 2,662,082 32,841
Total India (Cost
$356,781
)
570,535

T. ROWE PRICE New Asia Fund

Shares $ Value
(Cost and value in $000s)
INDONESIA
0.7%
Common Stocks 0.7%
Bank Central Asia 13,657,500 32,848
Total Indonesia (Cost
$11,542
)
32,848
NETHERLANDS
1.0%
Common Stocks 1.0%
ASML Holding (USD) 82,342 43,984
Total Netherlands (Cost
$17,653
)
43,984
PHILIPPINES
1.3%
Common Stocks 1.3%
Bank of the Philippine Islands 8,293,110 13,693
Converge ICT Solutions (2) 55,011,590 17,755
Universal Robina 8,847,300 24,826
Total Philippines (Cost
$59,509
)
56,274
SINGAPORE
3.4%
Common Stocks 3.4%
ComfortDelGro 45,845,000 54,399
DBS Group Holdings 3,400,600 64,126
Frasers Centrepoint Trust 17,755,200 34,519
Total Singapore (Cost
$122,643
)
153,044
SOUTH KOREA
10.8%
Common Stocks 10.2%
Amorepacific (2) 133,062 26,522
NAVER 162,908 49,709
POSCO 193,476 42,469
Samsung Electronics 4,650,635 339,994
458,694

T. ROWE PRICE New Asia Fund

Shares $ Value
(Cost and value in $000s)
Preferred Stocks 0.6%
Samsung Electronics (6) 418,265 27,278
27,278
Total South Korea (Cost
$178,931
)
485,972
SWITZERLAND
0.9%
Common Stocks 0.9%
Cie Financiere Richemont 425,443 39,517
Cie Financiere Richemont , Warrants, 11/22/23 (2) 599,720 195
Total Switzerland (Cost
$28,805
)
39,712
TAIWAN
15.2%
Common Stocks 15.2%
Chailease Holding 11,238,520 62,117
Largan Precision 145,000 15,177
MediaTek 2,753,000 85,986
President Chain Store 3,453,000 32,902
Taiwan Semiconductor Manufacturing 19,324,574 408,394
Taiwan Union Technology 8,208,000 32,141
Vanguard International Semiconductor 12,840,000 50,975
Total Taiwan (Cost
$309,152
)
687,692
THAILAND
1.3%
Common Stocks 1.3%
CP ALL (2) 31,565,200 60,222
Total Thailand (Cost
$55,283
)
60,222
SHORT-TERM INVESTMENTS 2.5%
Money Market Funds 2.5%
T. Rowe Price Government Reserve Fund, 0.07% (7)(8) 111,734,232 111,734
Total Short-Term Investments (Cost $111,734) 111,734

T. ROWE PRICE New Asia Fund

.
Shares $ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 0.7%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.7%
Short-Term Funds 0.7%
T. Rowe Price Short-Term Fund, 0.13% (7)(8) 3,227,116 32,271
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 32,271
Total Securities Lending Collateral (Cost $32,271) 32,271
Total Investments in Securities 100.6%
(Cost $2,605,412) $ 4,544,494
Other Assets Less Liabilities (0.6)% (25,012)
Net Assets 100.0% $ 4,519,482
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Level 3 in fair value hierarchy.
(2) Non-income producing
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $14,835 and represents 0.3% of net assets.
(4) All or a portion of this security is on loan at January 31, 2021.
(5) China A shares held through the QFII are subject to certain restrictions.
(6) Preferred stocks are shares that carry certain preferential rights. The dividend rate may not be consistent each pay period and could be zero for a particular year.
(7) Seven-day yield
(8) Affiliated Companies
ADR American Depositary Receipts
CNH Offshore China Renminbi
HKD Hong Kong Dollar
TWD Taiwan Dollar
USD U.S. Dollar

T. ROWE PRICE New Asia Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended January 31,
2021. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.07% $ — $ — $ 15
T. Rowe Price Short-Term Fund, 0.13% — — —++
Totals $ —# $ — $ 15+
`0.00 `0.00 `0.00
Supplementary Investment Schedule
Affiliate
Value
10/31/20
Purchase
Cost
Sales
Cost
Value
01/31/21
T. Rowe Price Government
Reserve Fund, 0.07% $ 42,475  ¤  ¤ $ 111,734
T. Rowe Price Short-Term Fund,
0.13% 13,192  ¤  ¤ 32,271
Total $ 144,005^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $15 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $144,005.

T. ROWE PRICE New Asia Fund
Unaudited
Notes to the Portfolio of Investments

T. Rowe Price New Asia Fund (the fund) is registered under the Investment Company
Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value  The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of
Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the services, and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE New Asia Fund

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 - unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value, by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services

T. ROWE PRICE New Asia Fund

to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.

T. ROWE PRICE New Asia Fund

Valuation Inputs  The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
F39-054Q1 01/21
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 619,631 $ 3,738,745 $ 14,835 $ 4,373,211
Preferred Stocks — 27,278 — 27,278
Short-Term Investments 111,734 — — 111,734
Securities Lending Collateral 32,271 — — 32,271
Total $ 763,636 $ 3,766,023 $ 14,835 $ 4,544,494